GOODWILL	12 Months Ended
Dec. 31, 2015
GOODWILL
GOODWILL
9.	GOODWILL

The changes in the goodwill balance for the years ended December 31, 2014 and 2015 is as follows:

December 31, 2015

Gross amount:
Beginning balance	$—
Addition	336,585,270
Ending balance	336,585,270
Accumulated impairment loss:
Beginning balance	—
Charge for the period	(85.934.770)
Ending balance	(85.934.770
Goodwill, net	$250,650,500

The Group has one reporting unit. Applying discounted cash flows for its 2015 annual impairment test, the estimated fair value of the reporting unit was below the carrying amount of its net assets. Accordingly, the Group recorded an impairment loss of $85,934,770 for the year ended December 31, 2015.